Property and Equipment - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 25, 2023	Mar. 26, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 64,703	$ 56,741
Accumulated depreciation and impairment charges	(37,866)	(33,960)
Property and equipment, Net	26,837	22,781
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	35,973	33,665
Accumulated depreciation and impairment charges	(1,700)	(6,200)
Furniture Fixtures And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	13,866	12,037
Software and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 14,864	$ 11,039